SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013 D M
Summary Of Significant Accounting Policies 1		84
Summary Of Significant Accounting Policies 2		84
Summary Of Significant Accounting Policies 3		50.00%
Summary Of Significant Accounting Policies 4		12
Summary Of Significant Accounting Policies 5		84
Summary Of Significant Accounting Policies 6		$ 0
Summary Of Significant Accounting Policies 7		60
Summary Of Significant Accounting Policies 8		90
Summary Of Significant Accounting Policies 9		$ 3,005
Summary Of Significant Accounting Policies 1	815
Summary Of Significant Accounting Policies 2	3
Summary Of Significant Accounting Policies 3	51.00%
Summary Of Significant Accounting Policies 4	25.00%
Summary Of Significant Accounting Policies 5	14.00%
Summary Of Significant Accounting Policies 6	12.00%
Summary Of Significant Accounting Policies 7	2
Summary Of Significant Accounting Policies 8	28.00%
Summary Of Significant Accounting Policies 9	18.00%
Summary Of Significant Accounting Policies 10	10.00%
Summary Of Significant Accounting Policies 11	4
Summary Of Significant Accounting Policies 12	80.00%
Summary Of Significant Accounting Policies 13	37.00%
Summary Of Significant Accounting Policies 14	20.00%
Summary Of Significant Accounting Policies 15	13.00%
Summary Of Significant Accounting Policies 16	10.00%